                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ X  ]; Amendment Number:  1
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [ X ] adds new holdings
                                             entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON A PREVIOUSLY
FILED FORM 13F FILED PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON JUNE 18, 2001.

Institutional Investment Manager Filing this Report:

Name:    Bunker Capital, L.L.C.
Address: 411 West Putnam Avenue
         Suite 420
         Greenwich, CT  06830

Form 13F File Number: 28-7834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robin Jackson
Title:   Managing Member
Phone:   203-863-7833

Signature, Place, and Date of Signing:

         /s/ Robin Jackson   Greenwich, CT        6/20/2001
    _______________________  ___________________  _______________
         [Signature]            [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     159

Form 13F Information Table Value Total:     $269,885
                                              [thousands]


List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                                                   FORM 13F INFORMATION TABLE
                                                         September, 2000

  COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7  COLUMN 8

                                                MARKET    SHRS
                         TITLE                  VALUE     OR       SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP      (X1000)   PRN AMT  PRN CALL   DISCRETION     MGRS     SOLE     SHARED   NONE
--------------           --------    -----      -------   -------  --------   ----------     -----    ----------------------
AlcoaInc.                COM         01381710     379,333  14,986 SH                         Sole     None    Sole
AppleComputerInc.        COM         03783310     844,832  32,809 SH          Sole           None     Sole
AbbottLaboratories       COM         00282410   1,405,852  29,558 SH          Sole           None     Sole
ADCTelecommunications    COM         00088610   1,799,416  66,955 SH          Sole           None     Sole
AssociatesFirst
  Capital                COM         04600810     516,800  13,600 SH          Sole           None     Sole
AmericanHomeProducts     COM         02660910   1,492,119  26,380 SH          Sole           None     Sole
AmericanInt'lGroupInc    COM         02687410   3,814,582  39,865 SH          Sole           None     Sole
Allstate
  CorporationThe         COM         02000210     371,825  10,700 SH          Sole           None     Sole
AlteraCorp.              COM         02144110   1,519,071  31,813 SH          Sole           None     Sole
AppliedMaterials         COM         03822210   2,386,023  40,228 SH          Sole           None     Sole
AmgenInc.                COM         03116210   3,219,613  46,118 SH          Sole           None     Sole
Amazon.comInc.           COM         02313510     449,757  11,701 SH          Sole           None     Sole
AmericaOnlineInc.        COM         02364J10   2,234,495  41,572 SH          Sole           None     Sole
AmericanPower
  Conversion             COM         02906610     318,206  16,584 SH          Sole           None     Sole
AtHomeCorporation        COM         04591910     206,960  14,652 SH          Sole           None     Sole
AtmelCorporation         COM         04951310     296,490  19,522 SH          Sole           None     Sole
AmericanExpress
  Company                COM         02581610   1,305,396  21,488 SH          Sole           None     Sole
BoeingCompanyThe         COM         09702310   1,083,600  17,200 SH          Sole           None     Sole
BankofAmericaCorp.       COM         06050510   1,702,188  32,500 SH          Sole           None     Sole
BedBath&BeyondInc.       COM         07589610     673,189  27,618 SH          Sole           None     Sole
BB&TCorporation          COM         05493710     319,325  10,600 SH          Sole           None     Sole
BankofNewYorkCo.The      COM         06405710     661,538  11,800 SH          Sole           None     Sole
BellSouthCorporation     COM         07986010   1,432,900  35,600 SH          Sole           None     Sole
BMCSoftwareInc.          COM         05592110     322,390  16,857 SH          Sole           None     Sole
BiometInc.               COM         09061310     490,875  14,025 SH          Sole           None     Sole
Bristol-Myers
  SquibbCo.              COM         11012210   2,079,350  36,400 SH          Sole           None     Sole
Anheuser-Busch
  Companies              COM         03522910     757,394  17,900 SH          Sole           None     Sole
BroadVisionInc.          COM         11141210     392,633  15,285 SH          Sole           None     Sole
CitigroupInc.            COM         17303410   4,330,406  80,100 SH          Sole           None     Sole
ComputerAssociates
  Int'l                  COM         20491210     314,038  12,468 SH          Sole           None     Sole
CarnivalCorporation      COM         14365810     324,508  13,178 SH          Sole           None     Sole
ClearChannelCommunic.    COM         18450210     581,611  10,294 SH          Sole           None     Sole


                                4




ConcordEFSInc.           COM         20619710     408,463  11,506 SH          Sole           None     Sole
ChironCorporation        COM         17004010     719,145  15,981 SH          Sole           None     Sole
ChevronCorporation       COM         16675110   1,081,482  12,686 SH          Sole           None     Sole
CIENACorporation         COM         17177910   2,279,646  18,562 SH          Sole           None     Sole
ChaseManhattanCorp.      COM         16161A10   1,242,167  26,894 SH          Sole           None     Sole
ComcastCorporation       COM         20030020   1,660,343  40,558 SH          Sole           None     Sole
CMGIInc.                 COM         12575010     478,402  17,124 SH          Sole           None     Sole
ComverseTechnology       COM         20586240   1,161,000  10,750 SH          Sole           None     Sole
ConexantSystemsInc.      COM         20714210     918,151  21,926 SH          Sole           None     Sole
ConocoInc.               COM         20825140     280,823  10,425 SH          Sole           None     Sole
CostcoWholesaleCorp.     COM         22160K10     587,893  16,827 SH          Sole           None     Sole
CompaqComputerCorp.      COM         20449310     821,884  29,800 SH          Sole           None     Sole
CiscoSystemsInc.         COM         17275R10  14,418,648 260,971 SH          Sole           None     Sole
CintasCorporation        COM         17290810     485,983  11,156 SH          Sole           None     Sole
E.I.DuPontdeNemours      COM         26353410     752,008  18,148 SH          Sole           None     Sole
DellComputer
  Corporation            COM         24702510   2,912,182  94,513 SH          Sole           None     Sole
WaltDisneyCompanyThe     COM         25468710   1,308,150  34,200 SH          Sole           None     Sole
EchoStar
  Communications         COM         27876210     671,349  12,727 SH          Sole           None     Sole
DowChemicalCompany       COM         26054310     291,769  11,700 SH          Sole           None     Sole
eBayInc.                 COM         27864210     790,835  11,524 SH          Sole           None     Sole
ElectronicDataSystems    COM         28566110     423,300  10,200 SH          Sole           None     Sole
EMCCorporation           COM         26864810   3,828,604  38,624 SH          Sole           None     Sole
EnronCorp.               COM         29356110   1,174,175  13,400 SH          Sole           None     Sole
LMEricsson
  TelephoneCo.           COM         29482140   1,006,909  67,977 SH          Sole           None     Sole
FordMotorCompany         COM         34537010     867,156  34,258 SH          Sole           None     Sole
FleetBostonFinancial     COM         33903010     768,378  19,702 SH          Sole           None     Sole
FirstDataCorporation     COM         31996310     394,531  10,100 SH          Sole           None     Sole
FiservInc.               COM         33773810     620,125  10,357 SH          Sole           None     Sole
FannieMae                COM         31358610   1,223,008  17,105 SH          Sole           None     Sole
SprintFONGroup           COM         85206110     442,619  15,100 SH          Sole           None     Sole
FreddieMac               COM         31340030     643,452  11,902 SH          Sole           None     Sole
FirstarCorporation       COM         33761C10     429,018  19,174 SH          Sole           None     Sole
FirstUnionCorporation    COM         33735810     530,160  16,471 SH          Sole           None     Sole
GilletteCompanyThe       COM         37576610     617,500  20,000 SH          Sole           None     Sole
GlobalCrossingLtd.       COM         G3921A10   2,065,685  66,635 SH          Sole           None     Sole
GeneralElectric
  Company                COM         36960410  10,232,782 177,383 SH          Sole           None     Sole
Gemstar-TVGuideInt'l     COM         36866W10   1,970,263  22,598 SH          Sole           None     Sole
GapInc.The               COM         36476010     351,906  17,486 SH          Sole           None     Sole
HCA-TheHealthcareCo.     COM         40411910     385,172  10,375 SH          Sole           None     Sole
HomeDepotInc.The         COM         43707610   2,074,691  39,099 SH          Sole           None     Sole
Honeywell
  International          COM         01951210     613,142  17,211 SH          Sole           None     Sole
Hewlett-Packard
  Company                COM         42823610   1,669,273  17,209 SH          Sole           None     Sole
IBM                      COM         45920010   3,431,925  30,506 SH          Sole           None     Sole
ImmunexCorporation       COM         45252810   1,648,998  37,908 SH          Sole           None     Sole
IntelCorporation         COM         45814010  10,338,048 248,735 SH          Sole           None     Sole


                                5




IntuitInc.               COM         46120210     708,966  12,438 SH          Sole           None     Sole
InternationalPaperCo.    COM         46014610     383,122  13,355 SH          Sole           None     Sole
i2TechnologiesInc.       COM         46575410   2,109,504  11,277 SH          Sole           None     Sole
JDSUniphase
  Corporation            COM         46612J10   6,208,849  65,572 SH          Sole           None     Sole
Johnson&Johnson          COM         47816010   2,386,013  25,400 SH          Sole           None     Sole
JuniperNetworksInc.      COM         48203R10   2,393,425  10,932 SH          Sole           None     Sole
KelloggCompany           COM         48783610     273,319  11,300 SH          Sole           None     Sole
KLA-TencorCorporation    COM         48248010     517,727  12,570 SH          Sole           None     Sole
Coca-ColaCompanyThe      COM         19121610   2,400,143  43,540 SH          Sole           None     Sole
KrogerCompanyThe         COM         50104410     226,031  10,018 SH          Sole           None     Sole
MBNACorporation          COM         55262L10     716,100  18,600 SH          Sole           None     Sole
LinearTechnologyCorp.    COM         53567810   1,506,538  23,267 SH          Sole           None     Sole
EliLilly&Co.             COM         53245710   1,654,950  20,400 SH          Sole           None     Sole
LucentTechnologies
  Inc.                   COM         54946310   1,707,496  55,869 SH          Sole           None     Sole
Level3Communications     COM         UnKnown    1,176,388  15,253 SH          Sole           None     Sole
McDonald'sCorporation    COM         58013510     585,638  19,400 SH          Sole           None     Sole
McLeodUSAInc.            COM         58226610     350,585  24,495 SH          Sole           None     Sole
MedtronicInc.            COM         58505510   1,067,234  20,598 SH          Sole           None     Sole
MedImmuneInc.            COM         58469910   1,382,466  17,896 SH          Sole           None     Sole
MerrillLynch&Co.Inc.     COM         59018810   1,029,600  15,600 SH          Sole           None     Sole
MetromediaFiber
  Network                COM         59168910     803,188  33,036 SH          Sole           None     Sole
PhilipMorrisCompanies    COM         71815410   1,289,363  43,800 SH          Sole           None     Sole
MotorolaInc.             COM         62007610   1,197,094  42,375 SH          Sole           None     Sole
Merck&Co.Inc.            COM         58933110   3,016,133  40,519 SH          Sole           None     Sole
MicrosoftCorporation     COM         59491810  11,270,114 186,862 SH          Sole           None     Sole
MicronTechnologyInc.     COM         59511210     506,000  11,000 SH          Sole           None     Sole
MorganStanley
  DeanWitt.              COM         61744644   1,975,050  21,600 SH          Sole           None     Sole
MaximIntegrated
  Products               COM         57772K10   1,810,005  22,502 SH          Sole           None     Sole
NationalCity
  Corporation            COM         63540510     362,850  16,400 SH          Sole           None     Sole
NovellInc.               COM         67000610     228,225  22,966 SH          Sole           None     Sole
NortelNetworksCorp.      COM         65656810   3,259,498  54,724 SH          Sole           None     Sole
NetworkApplianceInc.     COM         64120L10   3,026,685  23,762 SH          Sole           None     Sole
NTLIncorporated          COM         62940710     771,335  16,655 SH          Sole           None     Sole
NextelCommunications     COM         65332V10   3,082,976  65,946 SH          Sole           None     Sole
BankOneCorporation       COM         06423A10     733,875  19,000 SH          Sole           None     Sole
OracleCorporation        COM         68389X10   8,923,241 113,311 SH          Sole           None     Sole
PaychexInc.              COM         70432610   1,294,493  24,657 SH          Sole           None     Sole
SprintPCSGroup           COM         85206150     515,419  14,700 SH          Sole           None     Sole
PepsiCoInc.              COM         71344810   1,196,000  26,000 SH          Sole           None     Sole
PfizerInc.               COM         71708110   5,150,916 114,624 SH          Sole           None     Sole
Procter&GambleCo.The     COM         74271810   1,474,000  22,000 SH          Sole           None     Sole
PharmaciaCorporation     COM         71713U10   1,293,309  21,488 SH          Sole           None     Sole
ParametricTechnology     COM         69917310     206,795  18,907 SH          Sole           None     Sole




                                6




PeopleSoft
  Incorporated           COM         71271310     711,596  25,471 SH          Sole           None     Sole
Qwest
  CommunicationsInt.     COM         74912110   1,594,329  33,172 SH          Sole           None     Sole
QUALCOMMInc.             COM         74752510   4,175,393  58,602 SH          Sole           None     Sole
RoyalDutch
  PetroleumCo.           COM         78025780   2,379,519  39,700 SH          Sole           None     Sole
SanminaCorporation       COM         80090710   1,153,366  12,319 SH          Sole           None     Sole
SBCCommunicationsInc.    COM         78387G10   3,163,750  63,275 SH          Sole           None     Sole
StarbucksCorporation     COM         85524410     731,942  18,270 SH          Sole           None     Sole
CharlesSchwabCorp.The    COM         80851310     811,175  22,850 SH          Sole           None     Sole
SiebelSystemsInc.        COM         82617010   3,453,693  31,027 SH          Sole           None     Sole
Schering-PloughCorp.     COM         80660510   1,213,650  26,100 SH          Sole           None     Sole
SchlumbergerLtd.         COM         80685710     879,921  10,690 SH          Sole           None     Sole
SaraLeeCorp.             COM         80311110     320,938  15,800 SH          Sole           None     Sole
SynovusFinancialCorp.    COM         87161C10     233,063  11,000 SH          Sole           None     Sole
SouthernCompanyThe       COM         84258710     424,931  13,100 SH          Sole           None     Sole
StaplesInc.              COM         85503010     331,278  23,350 SH          Sole           None     Sole
PanAmSatCorporation      COM         69793310     466,511  14,607 SH          Sole           None     Sole
SunMicrosystemsInc.      COM         86681010   7,429,387  63,635 SH          Sole           None     Sole
AT&TCorporation          COM         00195710   2,106,335  71,705 SH          Sole           None     Sole
TargetCorporation        COM         87612E10     384,529  15,006 SH          Sole           None     Sole
TellabsInc.              COM         87966410   1,108,516  23,215 SH          Sole           None     Sole
TimeWarnerInc.           COM         88731510   1,864,776  23,831 SH          Sole           None     Sole
TexasInstruments         COM         88250810   1,566,625  33,200 SH          Sole           None     Sole
TycoInt'l.Ltd.(NEW)      COM         90212410   1,646,513  31,740 SH          Sole           None     Sole
UnileverN.V.             COM         90478450     542,427  11,242 SH          Sole           None     Sole
USANetworksInc.          COM         UnKnown      331,256  15,100 SH          Sole           None     Sole
U.S.Bancorp(NEW)         COM         90297310     335,608  14,752 SH          Sole           None     Sole
ViacomInc.               COM         92552430   1,509,008  25,795 SH          Sole           None     Sole
VeritasSoftwareCorp.     COM         92343610   3,888,528  27,384 SH          Sole           None     Sole
VoiceStream
  WirelessCorp           COM         92861510   1,399,714  12,060 SH          Sole           None     Sole
VerizonCommunications    COM         07785310   2,270,314  46,871 SH          Sole           None     Sole
WalgreenCompany          COM         93142210     747,369  19,700 SH          Sole           None     Sole
WorldComInc.             COM         98157D10   3,171,849 104,423 SH          Sole           None     Sole
WellsFargo&Company       COM         94974610   1,416,804  30,842 SH          Sole           None     Sole
WilliamsCompaniesInc.    COM         96945710     430,950  10,200 SH          Sole           None     Sole
Wal-MartStoresInc.       COM         93114210   3,937,684  81,822 SH          Sole           None     Sole
XilinxIncorporated       COM         98391910   2,345,269  27,390 SH          Sole           None     Sole
ExxonMobilCorporation    COM         30231G10   5,456,589  61,224 SH          Sole           None     Sole
Nextlink
  Communications         COM         UnKnown      470,316  13,366 SH          Sole           None     Sole
Yahoo!Inc.               COM         98433210   2,261,077  24,847 SH          Sole           None     Sole

                                     TOTAL:      $269,885






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02618001.AA2